STOCKHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, ¥ in Millions					3 Months Ended		12 Months Ended
	Feb. 17, 2023 $ / shares shares	Aug. 17, 2020	Oct. 24, 2019 USD ($) $ / shares shares	Oct. 22, 2019 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock split	1 for 2 reverse stock split	one (1)-for-four (4) reverse stock
Preferred Stock, Shares Authorized					20,000,000		20,000,000	20,000,000
Preferred stock,par value | $ / shares					$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized					500,000,000		500,000,000	500,000,000
Common Stock, par value | $ / shares	$ 0.00001				$ 0.00001		$ 0.00001	$ 0.00001
Reverse stock split					24,999,842		24,999,842
Common stock shares issued					24,999,842		24,999,842	24,999,842
Common stock shares outstanding	24,999,842				24,999,842		24,999,842	24,999,842
Stock based compensation | $					$ 92,885	$ 92,885	$ 371,540	$ 371,540
Unrecognized compensation expenses | $					$ 579,782		$ 672,667
Employee services expected to be recognized					2 years		2 years
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued					24,999,842		24,999,842
Common stock shares outstanding					24,999,842		24,999,842
Aixin Shangyan Hotel and Aixintang Pharmacies [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Business Combination, Consideration Transferred								4,500,000	¥ 29
[custom:IncreaseDecreaseInAdditionalPaidinCapital] | $								4,313,025
Quanzhong Lin [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Forgiveness of shareholder's loan | $								$ 6,912,513
Employees and Contractors [Member] | 2019 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares			275,000	18,750
Issuance of value | $			$ 1,520,200	$ 337,500
Price per share | $ / shares			$ 5.528	$ 18
Vesting period					5 years		5 years
Share based payment award description					the grantee will forfeit 80% of Shares Granted if no longer employed by or contracted with the Company on the date that is one year from the grant date, forfeit 60% of Shares Granted if no longer employed by or contracted with the Company on the date that is two years from the grant date, forfeit 40% of Shares Granted if no longer employed by or contracted with the Company on the date that is three years from the grant date, and forfeit 20% of Shares Granted if no longer employed by or contracted with the Company on the date that is four years from the grant date. Effective on the 5th year from the grant date, none of the shares will be subject to forfeiture		the grantee will forfeit 80% of Shares Granted if no longer employed by or contracted with the Company on the date that is one year from the grant date, forfeit 60% of Shares Granted if no longer employed by or contracted with the Company on the date that is two years from the grant date, forfeit 40% of Shares Granted if no longer employed by or contracted with the Company on the date that is three years from the grant date, and forfeit 20% of Shares Granted if no longer employed by or contracted with the Company on the date that is four years from the grant date. Effective on the 5th year from the grant date, none of the shares will be subject to forfeiture